Note 2 - Investments (Details) - Fixed Maturity Securities by Contractual Maturity (USD $)	Dec. 31, 2014	Dec. 31, 2013
Note 2 - Investments (Details) - Fixed Maturity Securities by Contractual Maturity [Line Items]
Total	$ 403,596,261	$ 402,396,191
Total	430,117,478	417,909,105
All Except for State Guaranteed Receivables [Member]
Note 2 - Investments (Details) - Fixed Maturity Securities by Contractual Maturity [Line Items]
Due in one year or less	8,968,681
Due in one year or less	9,162,988
Due after one year through five years	75,338,168
Due after one year through five years	82,333,643
Due after five years through ten years	189,328,076
Due after five years through ten years	198,251,026
Due after ten years	56,143,960
Due after ten years	63,199,501
Due at multiple maturity dates	73,817,376
Due at multiple maturity dates	77,170,320
Total	403,596,261
Total	$ 430,117,478